ORGANIZATION AND BUSINESS BACKGROUND (Tables)	6 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statement balances and amounts of the VIE
The following tables set forth the financial statement balances and amounts of the VIE that were included in the condensed consolidated financial statements:

	June 30, 2021	December 31, 2021
		(Unaudited)
Current assets	$5,588	$5,447
Non-current assets	37	14

Total assets	5,625	5,461

Current liabilities	$3,230	$3,183

Total liabilities	3,230	3,183

	Six months ended December 31,
	2020	2021
	(Unaudited)	(Unaudited)
Net revenue	$20	$7
Cost of revenue	16	—
Net profit	4	7
Net cash used in operating activities	(555)	(106)